Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Variations in Tangible Assets
The following tables show the variations in tangible assets for the years ended December 31, 2021 and 2022:

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2020/12/31			adjustments		As of 2021/12/31
Gross
Buildings on non-freehold land	12,167	—	(1,912)	—	56	10,311
Scientific equipment	9,080	71	(2,831)	—	—	6,320
Fittings	1,703	(4)	(234)	—	9	1,474
Vehicles	99	60	(67)	—	—	91
Computer equipment	1,534	30	(18)	—	(4)	1,542
Furniture	329	—	(50)	—	—	279
In progress	—	330	(342)	—	12	—
TOTAL - Gross	24,911	487	(5,454)	—	74	20,017
Accumulated depreciation
Buildings on non-freehold land	(2,603)	(1,417)	1,120	—	—	(2,900)
Scientific equipment	(5,952)	(1,061)	2,145	—	—	(4,868)
Fittings	(982)	(91)	190	(5)	—	(888)
Vehicles	(85)	(13)	67	—	—	(31)
Computer equipment	(1,217)	(195)	14	(6)	—	(1,403)
Furniture	(251)	(12)	50	—	—	(213)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(11,090)	(2,789)	3,587	(11)	—	(10,304)
Accumulated impairment
Buildings on non-freehold land	(1,182)	—	679	—	—	(503)
Scientific equipment	(866)	—	779	—	—	(87)
Fittings	(93)	—	—	—	—	(93)
Vehicles	—	—	—	—	—	—
Computer equipment	(27)	—	15	—	—	(12)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(2,172)	—	1,473	—	—	(699)
TOTAL - Net	11,648	(2,302)	(394)	(11)	74	9,015

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2021/12/31			adjustments		2022/12/31
Gross
Buildings on non-freehold land	10,311	610	—	—	—	10,921
Scientific equipment	6,320	228	(82)	—	—	6,467
Fittings	1,474	61	—	—	2	1,537
Vehicles	91	—	—	—	—	91
Computer equipment	1,542	98	(149)	—	8	1,500
Furniture	279	—	—	—	—	279
In progress	—	16	—	—	(16)	—
TOTAL - Gross	20,017	1,014	(230)	—	(7)	20,794
Accumulated depreciation
Buildings on non-freehold land	(2,900)	(1,033)	—	—	—	(3,934)
Scientific equipment	(4,868)	(697)	79	4	—	(5,481)
Fittings	(888)	(95)	—	(2)	—	(985)
Vehicles	(31)	(12)	—	—	—	(43)
Computer equipment	(1,403)	(105)	148	(5)	—	(1,365)
Furniture	(213)	(10)	—	—	—	(223)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(10,304)	(1,953)	227	(3)	—	(12,032)
Accumulated impairment
Buildings on non-freehold land	(503)	—	48	—	—	(455)
Scientific equipment	(87)	—	28	—	—	(59)
Fittings	(93)	—	69	—	—	(24)
Vehicles	—	—	—	—	—	—
Computer equipment	(12)	—	2	—	—	(10)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(699)	—	147	—	—	(552)
TOTAL - Net	9,015	(939)	144	(3)	(7)	8,210